EQUITY (Details 2) - Options $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares
Number
Number of options outstanding at beginning of year | shares	26,782,719
Changes during the year:
Granted | shares	4,795,450	[1]
Exercised | shares	(4,218,174)
Forfeited | shares	(171,308)
Expired | shares	0
Number of options outstanding at end of year | shares	27,188,687
Number of options exercisable at year-end | shares	16,036,817
Weighted average exercise price
Weighted average exercise price of options outstanding at beginning of year | $ / shares	$ 5.44
Changes during the year:
Granted | $ / shares	56.28	[1]
Exercised | $ / shares	2.13
Forfeited | $ / shares	$ 16.65
Expired | $ / shares
Weighted average exercise price of options outstanding at end of year | $ / shares	$ 14.85
Weighted average exercise price exercisable at year-end | $ / shares	$ 5.20
Aggregated intrinsic value options outstanding at end of year | $	$ 745,841	[2]
Aggregated intrinsic value options exercisable at year end | $	$ 594,618	[2]

[1]	See comment at section 9(c) above.
[2]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock price of $42.28 of the Company's ordinary share on December 31, 2015. This represents the potential pre-tax amount receivable by the option holders had all option holders exercised their options as of such date.